Madison Funds®
Supplement dated May 26, 2020

This Supplement amends the Prospectus of the Madison Funds dated February 28, 2020, as supplemented April 15, 2020, and the Summary Prospectuses for the Madison Dividend Income Fund, the Madison Investors Fund and the Madison Mid Cap Fund dated February 28, 2020.

Effective June 1, 2020, the investment adviser to the Madison Funds, Madison Asset Management, LLC (“Madison”) has agreed to certain fee reductions for certain Madison Funds and share classes as indicated below.

Madison Dividend Income Fund
Effective June 1, 2020, Madison agreed to permanently reduce its management fee for the Dividend Income Fund from 0.75% to 0.70%, and reduce its administrative services fee for the Dividend Income Fund Class Y from 0.35% to 0.20%. In addition, Madison agreed to reduce its management fee by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion. In conjunction with the fee reductions and the addition of the management fee breakpoints on assets, the Board of Trustees terminated the contractual agreement between Madison and the Dividend Income Fund whereby Madison contractually agreed to waive 0.10% of its management fee (from 0.75% to 0.65%) and 0.05% of its administrative services fee (0.35% to 0.30%) until at least February 27, 2021.
As a result of the foregoing, the total annual fund operating expenses for the Class Y shares are reduced from 0.95% to 0.90%, as reflected in the new fee table and expense example set forth below.
Fund Summary. The “Fees and Expenses” and “Example” charts are deleted and replaced with the following:
Fees and Expenses:

Shareholder Fees: (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.20%
Total Annual Fund Operating Expenses[1]	0.90%
1Total annual fund operating expenses for the period ended October 31, 2019, for the Class Y shares do not match the financial statements because the total annual fund operating expenses have been restated to reflect expenses expected to be incurred in the current fiscal year.
Example:

	1 Year	3 Years	5 Years	10 Years
Class Y	$92	$287	$498	$1,108

Madison Investors Fund
Effective June 1, 2020, Madison agreed to permanently reduce its management fee for the Investors Fund from 0.75% to 0.70%, therefore, the total annual fund operating expenses for all share classes of the Investors Fund are reduced by 0.05%, as reflected in the new fee table and expense example set forth below.
Fund Summary. The “Fees and Expenses” and “Example” charts are deleted and replaced with the following:
Fees and Expenses:

Shareholder Fees: (fees paid directly from your investment)	Class A	Class Y	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class Y	Class R6
Management Fees	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.20%	0.20%	0.02%
Total Annual Fund Operating Expenses1	1.15%	0.90%	0.72%
1Total annual fund operating expenses for the period ended October 31, 2019, do not match the financial statements because the total annual fund operating expenses have been restated to reflect expenses expected to be incurred in the current fiscal year.

Madison Investors Fund (continued)
Example:

	1 Year	3 Years	5 Years	10 Years
Class A	$685	$919	$1,172	$1,892
Class Y	92	287	498	1,108
Class R6	74	230	401	894

Madison Mid Cap Fund
Effective June 1, 2020, Madison agreed to reduce its administrative services fee for the Mid Cap Fund Class Y from 0.23% to 0.20%, therefore, the total annual fund operating expenses for the Class Y shares are reduced from 0.98% to 0.95%, as reflected in the new fee table and expense example set forth below.
Fund Summary. The “Fees and Expenses” and “Example” charts are deleted and replaced with the following:
Fees and Expenses:

Shareholder Fees: (fees paid directly from your investment)	Class A	Class B	Class Y	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	4.50%[1]	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class Y	Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.40%	0.40%	0.20%	0.02%
Total Annual Fund Operating Expenses	1.40%	2.15%	0.95%[2]	0.77%[3]
1 The CDSC is reduced after 12 months and eliminated after six years following purchase.
2Total annual fund operating expenses for the period ended October 31, 2019, for the Class Y shares do not match the financial statements because the total annual fund operating expenses have been restated to reflect expenses expected to be incurred in the current fiscal year.
3Total annual fund operating expenses for the period ended October 31, 2019 for Class R6 shares do not match the financial statements due to rounding.
Example:

	Redemption				No Redemption
	A	B	Y	R6	A	B	Y	R6
1 Year	$ 709	$ 668	$ 97	$79	$ 709	$ 218	$ 97	$79
3 Years	993	1,023	303	246	993	673	303	246
5 Years	1,297	1,354	525	428	1,297	1,154	525	428
10 Years	2,158	2,292	1,166	954	2,158	2,292	1,166	954
Prospectus - “Investment Adviser” section, page 86:
Investment Advisory Agreement
The chart is updated to delete and replace the management fee for the Dividend Income and Investors Funds; and for the Dividend Income Fund, to add footnote 1 and delete footnote 3 in its entirety, as follows:

Fund	Management Fee
Dividend Income	0.70%[1]
Investors	0.70%[1]
1 Each fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.
Administrative Services Agreement
The chart is updated to delete and replace the administrative services fee for the Dividend Income Fund and delete footnote 4 in its entirety, and for the Mid Cap Fund to delete and replace footnote 2 in its entirety, as follows:

Fund	Administrative Services Fee
Dividend Income	0.20%
Mid Cap	0.40%[1,2]
1 The annual administrative services fee for Class R6 shares offered by a fund is 0.02%.
2 The annual administrative services fee for Class Y shares of the fund is 0.20%.

Please keep this Supplement with your records.
MF-STATPRO FEE SUP (0520)

Madison Funds®
Supplement dated May 26, 2020
This Supplement amends the Prospectus and the Statement of Additional Information of the Madison Funds dated February 28, 2020, as supplemented April 15, 2020, and the Summary Prospectus for the Madison Large Cap Value Fund dated February 28, 2020.

Madison Large Cap Value Fund

Merger of Madison Large Cap Value Fund into Madison Dividend Income Fund
On May 21, 2020, the Board of Trustees of the Madison Funds, including a majority of the independent trustees, approved the reorganization (the “Reorganization”) of the Madison Large Cap Value Fund (“Large Cap Value Fund”) with and into the Madison Dividend Income Fund (“Dividend Income Fund”).
The Board of Trustees believes the Reorganization is in the best interests of fund shareholders for several reasons. The Large Cap Value Fund shareholders will become investors in a fund with similar investment objectives, investment strategies and investment policies, which is managed by the same portfolio managers. Moreover, the Funds have similar risk profiles and while their portfolio holdings differ somewhat, both Funds concentrate their investments in securities having similar characteristics. In addition, while the Dividend Income Fund has a higher investment advisory fee than the Large Cap Value Fund, the overall expense ratio for the Dividend Income Fund is lower than that of the Large Cap Value Fund.
A special meeting of shareholders of the Large Cap Value Fund will be held on September 2, 2020, at which shareholders will be asked to vote on the proposal to approve the Reorganization. Subject to a number of conditions, including shareholder approval, the Reorganization is expected to be completed on or about September 14, 2020. Shareholders of each class of the Large Cap Value Fund will receive shares of the same class of the Dividend Income Fund with the same aggregate net asset value, valued as of the close of regular trading on the New York Stock Exchange on Friday, September 11, 2020. Shareholders will not be assessed any sales charges or other individual shareholder fees in connection with the Reorganization. It is expected that the Reorganization will be treated as a tax-free reorganization for federal tax purposes.
Special Notice to shareholders of Class B shares. Because the Dividend Income Fund does not offer Class B shares, prior to the Reorganization, Class B shares of the Large Cap Value Fund will be automatically converted to Class A shares of the Large Cap Value Fund. Since your money remains invested in the same fund, the conversion from Class B to Class A shares is not a taxable event. In addition, if applicable, no contingent deferred sales charges will be assessed on this one-time conversion.
In light of the foregoing, the Large Cap Value Fund Class B will be closed to new accounts and to new investments in existing accounts (other than reinvestment of income or capital gains distributions) effective June 15, 2020. Class A and Class Y shares of the Large Cap Value Fund will remain open to new accounts and to new investments in existing account, and all shareholders may redeem shares of the Large Cap Value Fund in the ordinary course until two business day before the closing of the Reorganization.
Shareholders of the Large Cap Value Fund are urged to read the combined Proxy Statement/Prospectus that will be mailed to shareholders as soon as it becomes available. The Proxy Statement/Prospectus will contain important information about the Reorganization.

This Supplement is not a solicitation of any proxy. Please keep this Supplement with your records.

MF STATPRO LCV SUP (0520)

Madison Funds®
Supplement dated May 26, 2020
This Supplement amends the Prospectus and the Statement of Additional Information of the Madison Funds dated February 28, 2020, as supplemented April 15, 2020, and the Summary Prospectus for the Madison High Income Fund dated February 28, 2020.

Madison High Income Fund

Merger of Madison High Income Fund into Madison Core Bond Fund
On May 21, 2020, the Board of Trustees of the Madison Funds, including a majority of the independent trustees, approved the reorganization (the “Reorganization”) of the Madison High Income Fund (“High Income Fund”) with and into the Madison Core Bond Fund (“Core Bond Fund”).
The Board of Trustees believes the Reorganization is in the best interests of fund shareholders for several reasons. The Reorganization will result in a decrease in the total annual fund operating expenses for High Income Fund shareholders, because the Core Bond Fund has lower fees. Moreover, the High Income Fund shareholders will become investors in a fund that is managed similarly, using extensive credit research to find income producing investments, and the Core Bond Fund may invest up to 20% of its assets in high yield securities. In addition, the High Income Fund has substantial capital loss carryforwards on its books, and merging the fund with the Core Bond Fund versus liquidating the fund, allows the capital loss carryforwards to be transfer to the Core Bond Fund.
A special meeting of shareholders of the High Income Fund will be held on September 2, 2020, at which shareholders will be asked to vote on the proposal to approve the Reorganization. Subject to a number of conditions, including shareholder approval, the Reorganization is expected to be completed on or about September 14, 2020. Shareholders of each class of the High Income Fund will receive shares of the same class of the Core Bond Fund with the same aggregate net asset value,. Shareholders will not be assessed any sales charges or other individual shareholder fees in connection with the Reorganization. It is expected that the Reorganization will be treated as a tax-free reorganization for federal tax purposes.
The High Income Fund will remain open to new accounts and to existing shareholders who may purchase and redeem shares of the High Income Fund in the ordinary course until two business day before the closing of the Reorganization.
Shareholders of the High Income Fund are urged to read the combined Proxy Statement/Prospectus that will be mailed to shareholders as soon as it becomes available. The Proxy Statement/Prospectus will contain important information about the Reorganization.

This Supplement is not a solicitation of any proxy. Please keep this Supplement with your records.

MF STATPRO HI SUP (0520)

Madison Funds®
Supplement dated May 26, 2020

This Supplement amends the Prospectus and the Statement of Additional Information of the Madison Funds dated February 28, 2020, as supplemented April 15, 2020, and the Summary Prospectus for the Madison Corporate Bond Fund dated February 28, 2020.
Madison Corporate Bond Fund

On May 21, 2020, the Board of Trustees of the Madison Corporate Bond Fund (the “Fund”), which is a series of the Madison Funds (the “Trust”), determined that it is in the best interest of the Fund and its shareholders to liquidate the Fund. Accordingly, the Board authorized the Trust to enter into a plan of liquidation (the “Plan”) on behalf of the Fund to accomplish this goal. It is anticipated that all outstanding shares of the Fund will be redeemed and the Fund will discontinue operations on or about the close of business on Thursday, July 30, 2020 (the “Liquidation Date”), pursuant to the Plan. Any shareholder remaining in the Fund on this date will receive a liquidation distribution equal to the shareholder’s proportionate interest in the remaining net assets of the Fund.

To the extent possible, the Fund will be closed to new accounts, to new investments in existing accounts (other than reinvestment of income or capital gains distributions), and incoming exchanges as of the open of trading on the New York Stock Exchange on Friday, July 3, 2020. Exceptions may be made in limited circumstances when approved by the officers of the Trust where it is not operationally possible or otherwise impracticable to prohibit new purchases by an account. Shareholders may continue to redeem their Fund shares on each day the Fund is open for business between now and the date of the planned liquidation. Shareholders may exchange their Fund shares for shares of another fund in the Madison Funds mutual fund complex in accordance with the terms of each Fund’s prospectus at any time prior to the Fund’s cessation of operations. Each shareholder who does not choose either of those options and remains in the Fund until the Liquidation Date will receive a liquidating cash distribution equal to the aggregate net asset value of the Fund shares that such shareholder holds at the time of the liquidation. Shareholders are encouraged to consider options that may be suitable for the reinvestment of their liquidation proceeds, including exchanging into another fund in the Madison Funds mutual fund complex.

You should note that on or before the Liquidation Date, the Fund will no longer actively pursue its stated investment objectives and Madison Asset Management, LLC (“Madison”), the Fund’s investment adviser, will begin to liquidate the Fund’s portfolio. To prepare for the closing and orderly liquidation of the Fund and meet anticipated redemption requests, the Fund's portfolio managers will likely increase the portion of the Fund's assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests.

The Board of Trustees may determine to accelerate the Liquidation Date. If this were to occur, revised information will be transmitted to remaining shareholders pursuant to a further prospectus supplement.

The Fund does not give tax advice. Although the Fund believes the following information is correct, shareholders should consult with their own tax advisors. The automatic redemption on the Liquidation Date will generally be treated the same as any other redemption of Fund shares for tax purposes, so the shareholders (other than tax-qualified plans or tax-exempt accounts) will recognize gain or loss for federal income tax purposes on the redemption of their Fund shares in the liquidation. In addition, the Fund and its shareholders will bear the transaction costs and tax consequences associated with the disposition of the Fund’s portfolio holdings prior to the Liquidation Date. The Fund may declare and pay a special distribution before the Liquidation Date, if deemed appropriate by management of the Trust. Shareholders should consult with their own tax advisors to ensure its proper treatment on their income tax returns.

In addition, shareholders invested through an Individual Retirement Account (“IRA”) or other tax-deferred account should consult the rules regarding the reinvestment of these assets. In order to avoid a potential tax issue, shareholders may choose to authorize, prior to the planned liquidation date, a direct transfer of their retirement account assets to another tax-deferred retirement account.

To redeem or exchange your shares if they are held direct with the Fund, call Shareholder Services at 1-800-877-6089 between the hours of 8:00 a.m. and 7:00 p.m. Central time. If you invest in the Fund through a brokerage account or retirement plan record keeper, please contact them directly.

Please keep this Supplement with your records.

MF-STATPRO CP SUP (0520)

Madison Funds®
Supplement dated May 26, 2020

This Supplement amends the Prospectus and the Statement of Additional Information of the Madison Funds dated February 28, 2020, as supplemented April 15, 2020, and the Summary Prospectus for the Madison Government Money Market Fund dated February 28, 2020.

Madison Government Money Market Fund

On May 21, 2020, the Board of Trustees of the Madison Government Money Market Fund (the “Fund”), which is a series of the Madison Funds (the “Trust”), determined that it is in the best interest of the Fund and its shareholders to liquidate the Fund. Accordingly, the Board authorized the Trust to enter into a plan of liquidation (the “Plan”) on behalf of the Fund to accomplish this goal. It is anticipated that all outstanding shares of the Fund will be redeemed and the Fund will discontinue operations on or about the close of business on Thursday, October 29, 2020 (the “Liquidation Date’), pursuant to the Plan. Any shareholder remaining in the Fund on this date will receive a liquidation distribution equal to the shareholder’s proportionate interest in the remaining net assets of the Fund.

Shareholders may continue to redeem their Fund shares on each day the Fund is open for business between now and the date of the planned liquidation. Shareholders may exchange their Fund shares for shares of another fund in the Madison Funds mutual fund complex in accordance with the terms of each Fund’s prospectus at any time prior to the Fund’s cessation of operations. Each shareholder who does not choose either of those options and remains in the Fund until the Liquidation Date will receive a liquidating cash distribution equal to the aggregate net asset value of the Fund shares that such shareholder holds at the time of the liquidation. Shareholders are encouraged to consider options that may be suitable for the reinvestment of their liquidation proceeds, including exchanging into another fund in the Madison Funds mutual fund complex.

You should note that on or before the Liquidation Date, the Fund will no longer actively pursue its stated investment objectives and Madison Asset Management, LLC (“Madison”), the Fund’s investment advisor, will begin to liquidate the Fund’s portfolio. To prepare for the closing and order liquidation of the Fund and meet anticipated redemption requests, the Fund's portfolio managers will likely increase the portion of the Fund's assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests.

The Board of Trustees may determine to accelerate the Liquidation Date. If this were to occur, revised information will be transmitted to remaining shareholders pursuant to a further prospectus supplement.

The Fund does not give tax advice. Although the Fund believes the following information is correct, shareholders should consult with their own tax advisors. The automatic redemption on the Liquidation Date will generally be treated the same as any other redemption of Fund shares for tax purposes, so the shareholders (other than tax-qualified plans or tax-exempt accounts) will recognize gain or loss for federal income tax purposes on the redemption of their Fund shares in the liquidation. In addition, the Fund and its shareholders will bear the transaction costs and tax consequences associated with the disposition of the Fund’s portfolio holdings prior to the Liquidation Date. Shareholders should consult with their own tax advisors to ensure its proper treatment on their income tax returns.

In addition, shareholders invested through an Individual Retirement Account (“IRA”) or other tax-deferred account should consult the rules regarding the reinvestment of these assets. In order to avoid a potential tax issue, shareholders may choose to authorize, prior to the planned liquidation date, a direct transfer of their retirement account assets to another tax-deferred retirement account.

To redeem or exchange your shares if they are held direct with the Fund, call Shareholder Services at 1-800-877-6089 between the hours of 8:00 a.m. and 7:00 p.m. Central time. If you invest in the Fund through a brokerage account or retirement plan record keeper, please contact them directly.

Please keep this Supplement with your records.

MF-STATPRO GMM SUP (0520)